AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.2%
Long-Term Municipal Bonds – 96.7%
California – 93.0%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2047(a)	$17,955	$10,678,068
AG Series 2022-C 0.00%, 10/01/2052(a)	1,000	581,600
AG Series 2024 Zero Coupon, 10/01/2053	2,000	493,587
Anaheim Public Financing Authority (City of Anaheim CA Lease) AG Series 1997 Zero Coupon, 09/01/2031	5,000	4,216,077
Bakersfield City School District (Bakersfield City School District) BAM Series 2012-C 0.00%, 05/01/2047(a)	9,155	7,211,489
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 2.46% (MUNIPSA + 0.30%), 04/01/2056(b)	2,000	1,994,593
2.57% (MUNIPSA + 0.41%), 04/01/2056(b)	14,800	14,710,534
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2032	1,000	1,083,667
5.00%, 07/01/2034	1,500	1,646,070
5.00%, 07/01/2036	3,345	3,625,516
5.00%, 07/01/2037	3,400	3,660,532
5.25%, 07/01/2044	3,000	3,167,077
5.25%, 07/01/2049	9,000	9,309,543
AG Series 2024-B 4.00%, 07/01/2039	1,150	1,115,406
AG Series 2026-B 5.50%, 07/01/2055	4,975	5,236,912
Series 2026-B 5.00%, 07/01/2033	1,565	1,708,688
5.00%, 07/01/2035	1,875	2,063,945
California Community Choice Financing Authority (Alphabet, Inc.) Series 2026 5.00%, 07/01/2035	1,930	2,085,154
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,180,561
Series 2024C 5.00%, 08/01/2055	8,600	8,836,558
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024B 5.00%, 01/01/2055	18,000	18,367,522
Series 2024G 5.00%, 11/01/2055	4,000	4,078,167
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	3,980	4,200,105
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	2,310	2,445,356

	Principal Amount (000)	U.S. $ Value

Series 2026 5.00%, 02/01/2031	$4,875	$5,106,827
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	11,875	12,446,718
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.00%, 12/01/2053	8,650	8,952,876
5.25%, 11/01/2054	2,000	2,087,903
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,000	3,996,922
Series 2022-A 4.00%, 05/01/2053	3,675	3,706,794
Series 2023 4.075% (SOFR + 1.63%), 07/01/2053(b)	5,000	5,063,042
4.115% (SOFR + 1.67%), 02/01/2054(b)	5,000	5,077,780
5.00%, 02/01/2054	12,500	13,017,444
Series 2024-E 5.00%, 02/01/2055	4,700	4,919,464
Series 2026-A 3.895% (SOFR + 1.45%), 04/01/2056(b)	3,000	2,978,060
5.00%, 04/01/2056	2,200	2,305,765
California Community Choice Financing Authority (National Bank of Canada) Series 2023 5.50%, 10/01/2054	1,000	1,078,009
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	12,265	12,971,808
Series 2025G 5.00%, 12/01/2035	2,000	2,132,979
Series 2026 5.00%, 06/01/2036	1,420	1,511,384
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	4,970	5,099,849
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	5,020	5,245,845
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	3,000	3,191,411
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	10,000	10,658,332
California Community College Financing Authority (NCCD-Orange Coast Properties) Series 2018 5.25%, 05/01/2043	3,600	3,634,030
5.25%, 05/01/2048	2,750	2,762,961
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	1,000	824,071

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	$3,500	$2,777,255
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	1,000	668,637
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	2,000	1,327,239
California County Tobacco Securitization Agency (Gold Country Settlement Funding) Series 2020-B Zero Coupon, 06/01/2055	6,245	1,303,245
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2049	7,155	6,330,536
Series 2020-B Zero Coupon, 06/01/2055	4,050	673,582
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	765	771,272
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037	1,265	1,279,787
5.00%, 12/01/2044	6,885	6,891,426
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044	2,500	2,501,947
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)	1,785	1,690,383
California Enterprise Development Authority (Milken Community School) Series 2026 5.00%, 07/01/2033	1,000	1,091,429
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2064(c)	5,000	4,599,903
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)	3,000	2,639,004
California Enterprise Development Authority (Rocklin Academy/The) Series 2021 4.00%, 06/01/2051(c)	1,875	1,519,455
4.00%, 06/01/2061(c)	840	652,501
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2034	2,245	2,414,790
5.00%, 12/01/2036	4,250	4,531,697
5.00%, 12/01/2039	1,500	1,567,617
Series 2025 5.00%, 12/01/2032	1,250	1,342,503

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	$1,365	$1,346,133
5.00%, 08/15/2036	3,000	2,954,764
5.00%, 08/15/2042	2,000	1,898,508
Series 2025 4.66% (MUNIPSA + 2.50%), 11/15/2051(b)	3,150	3,153,217
California Housing Finance Agency Series 2021-3, Class X 0.770%, 08/20/2036(d)	2,449	98,283
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033(b)	6,686	6,735,813
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	6,729	6,414,433
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	6,047	5,997,427
Series 2021-2, Class X 0.826%, 03/25/2035(d)	2,791	97,846
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,848	1,741,158
California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036	1,936	1,927,589
California Infrastructure & Economic Development Bank (Adventist Health System/West Obligated Group) Series 2024 5.25%, 07/01/2054	10,000	10,075,100
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	6,750	6,754,853
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(c)	18,800	18,795,044
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund Obligated Group) Series 2024 5.00%, 11/01/2049	3,250	3,309,267
5.00%, 11/01/2054	4,500	4,532,905
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2016 5.00%, 01/01/2036(c)	1,500	1,290,968
California Infrastructure & Economic Development Bank (Museum Associates) Series 2026 3.25%, 06/01/2033	1,825	1,799,498
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(c)	20,000	19,270,804

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (5909 Variel LP) Series 2026 2.95%, 06/01/2056	$2,000	$1,982,859
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	1,900	1,900,645
5.00%, 06/01/2046	1,000	982,870
California Municipal Finance Authority (Ascent 613) Series 2025-A 5.375%, 01/01/2055(c)	2,000	1,982,664
5.50%, 01/01/2060(c)	3,000	2,997,862
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	1,565	1,544,964
5.00%, 04/01/2041	1,485	1,396,937
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032	565	572,676
5.00%, 10/01/2033	625	632,852
5.00%, 10/01/2034	570	576,482
5.00%, 10/01/2035	600	606,205
5.00%, 10/01/2036	1,150	1,160,705
5.00%, 10/01/2037	2,000	2,016,329
California Municipal Finance Authority (California Baptist University) Series 2025 5.125%, 11/01/2040(c)	1,350	1,370,793
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046	1,340	1,161,994
4.00%, 10/01/2051	1,200	985,309
California Municipal Finance Authority (California Municipal Finance Authority) Series 2026 4.301%, 06/20/2046	1,075	1,028,867
5.35%, 06/20/2046	3,825	4,022,877
7.25%, 09/01/2044(c)(e)	2,095	1,950,089
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2033	1,370	1,421,454
5.00%, 05/15/2041	3,470	3,513,238
5.00%, 05/15/2042	2,705	2,734,273
5.00%, 05/15/2049	5,325	5,303,299
5.00%, 05/15/2052	1,575	1,542,214
California Municipal Finance Authority (Clay Lacy Santa Ana LLC) Series 2026 6.00%, 01/01/2055(c)	3,335	3,482,935
California Municipal Finance Authority (CMFA 2025-1) Series 2025-1, Class A2 3.439%, 02/20/2041	987	882,105
Series 2025-2, Class A1 3.439%, 02/20/2041	4,341	3,928,610

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (CMFA 2025-2) Series 2025-2, Class A1 4.217%, 11/20/2040	$3,354	$3,263,453
Series 2025-2, Class A2 4.217%, 11/20/2040	2,683	2,464,634
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	2,591	2,446,148
Series 2026-1, Class B 4.340%, 12/20/2043	1,000	998,479
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2054(c)	1,000	961,648
California Municipal Finance Authority (Congregational Homes Obligated Group) Series 2022 4.00%, 11/15/2042	560	520,863
4.00%, 11/15/2052	3,605	2,988,924
4.00%, 11/15/2056	1,685	1,366,277
California Municipal Finance Authority (EL Camino PA LP) Series 2026 2.50%, 03/01/2046	3,250	3,182,125
California Municipal Finance Authority (Gateways Hospital & Mental Health Center) Series 2026 5.25%, 09/01/2055	2,930	2,942,719
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2014 5.25%, 01/01/2045	1,295	1,039,549
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	4,385	4,388,237
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047	6,400	5,646,212
5.00%, 12/31/2036	5,685	5,785,641
5.00%, 12/31/2037	4,000	4,063,452
5.00%, 12/31/2047	5,505	5,502,095
AG Series 2018 3.25%, 12/31/2032	1,000	947,295
California Municipal Finance Authority (Olive Park Apartments I) Series 2026 2.95%, 09/01/2056	2,000	1,981,909
California Municipal Finance Authority (PRG - Potrero Properties) Series 2026 5.00%, 06/30/2032	1,650	1,757,597
5.00%, 09/01/2060	9,785	9,958,545
5.50%, 09/01/2056	2,375	2,533,926
California Municipal Finance Authority (PRS-California Obligated Group) Series 2024 5.00%, 04/01/2039	655	690,679
5.00%, 04/01/2040	535	561,762
5.00%, 04/01/2049	1,300	1,311,491
5.00%, 04/01/2054	2,170	2,171,940

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	$6,680	$6,849,306
California Municipal Finance Authority (The Frances) Series 2026 7.00%, 03/01/2045(c)(e)	600	599,959
Series 2026-A 6.07%, 09/01/2044(c)(e)	2,490	2,490,226
California Municipal Finance Authority (The Steven) Series 2026 7.00%, 06/01/2044(c)	250	244,764
Series 2026-A 5.67%, 12/01/2043(c)	1,845	1,811,216
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	8,000	8,042,821
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(f)(g)	2,745	54,900
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(c)	1,250	1,250,746
Series 2019 5.00%, 11/21/2045(c)	9,000	9,142,409
Series 2023 5.00%, 07/01/2035(c)	2,000	2,144,099
5.00%, 07/01/2038(c)	1,000	1,054,653
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2039(c)	8,740	8,899,215
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)	2,000	2,062,522
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037	1,000	1,000,429
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(c)	2,750	2,637,135
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(c)	4,675	4,619,532
Series 2016 5.25%, 07/01/2052(c)	2,500	2,425,605
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(c)	2,000	1,805,316
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(c)	1,200	1,184,840
5.00%, 06/01/2047(c)	1,565	1,452,984

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (California School Finance Authority) Series 2017 5.00%, 06/01/2047(c)	$700	$651,526
5.00%, 06/01/2053(c)	1,775	1,576,944
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(c)	1,250	1,054,492
Series 2022 5.00%, 10/01/2061(c)	2,000	1,812,239
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(f)(g)(h)(i)(j)	2,325	1,237,094
5.00%, 06/01/2051(f)(g)(h)(i)(j)	2,910	1,548,362
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(c)	430	420,037
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(c)	4,770	4,738,832
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(c)	625	537,789
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2022 5.00%, 08/01/2032(c)	560	571,745
5.75%, 08/01/2052(c)	1,650	1,667,823
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.00%, 07/01/2042(c)	1,860	1,864,740
5.25%, 07/01/2052(c)	2,755	2,696,504
5.375%, 07/01/2056(c)	1,990	1,961,132
5.50%, 07/01/2062(c)	1,775	1,765,320
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(c)	935	938,494
Series 2019-A 5.00%, 07/01/2049(c)	2,000	1,960,026
Series 2020-A 4.00%, 07/01/2055(c)	835	677,244
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(c)	2,300	2,352,325
California School Finance Authority (Prerefunded - US Treasuries) Series 2017 5.00%, 06/01/2047(c)	800	813,362
5.00%, 06/01/2053(c)	2,025	2,058,821
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2054(c)	2,350	1,868,952
5.125%, 06/01/2059(c)	1,500	1,191,931
5.125%, 06/01/2064(c)	2,350	1,836,525

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(c)	$1,000	$1,000,005
5.00%, 06/01/2046(c)	2,500	2,369,144
Series 2017 5.125%, 06/01/2047(c)	950	900,991
Series 2017-G 5.00%, 06/01/2037(c)	360	358,404
5.00%, 06/01/2053(c)	2,075	1,864,166
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	520	520,039
6.00%, 10/01/2049	715	709,965
California State Public Works Board (California State Public Works Board Lease) Series 2025 5.00%, 04/01/2043	2,000	2,154,734
5.00%, 04/01/2044	3,000	3,216,288
5.00%, 04/01/2045	2,615	2,794,793
California State Public Works Board (State of California Lease) Series 2024 5.00%, 04/01/2049	1,500	1,559,764
5.05%, 04/01/2032	2,000	2,019,133
5.06%, 04/01/2033	1,000	1,006,607
California State University (California State University) Series 2017-B 3.899%, 11/01/2047	4,900	3,792,534
Series 2020-D 1.49%, 11/01/2028	1,500	1,403,435
Series 2021-B 2.144%, 11/01/2033	6,000	5,017,542
California Statewide Communities Development Authority (Bedford Sunterra Apartments) Series 2026 3.80%, 07/01/2036	5,500	5,388,897
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(c)	1,635	1,640,812
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034	1,000	1,009,645
5.00%, 05/15/2035	1,410	1,422,425
5.00%, 05/15/2036	1,500	1,512,079
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,043,175
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.375%, 08/15/2057	2,000	2,020,324
California Statewide Communities Development Authority (Foothill Almaden Terrace) Series 2026 3.80%, 07/01/2036	3,000	2,905,505

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (John Muir Health Obligated Group) Series 2024-A 5.25%, 12/01/2054	$3,310	$3,453,010
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(c)	1,000	1,000,249
5.00%, 06/01/2046(c)	1,500	1,469,694
Series 2019 5.00%, 06/01/2051(c)	3,165	3,022,540
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(c)	5,000	5,001,851
5.25%, 12/01/2056(c)	1,700	1,700,098
Series 2018-A 5.50%, 12/01/2058(c)	1,000	1,005,843
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(c)	2,295	2,317,554
5.25%, 07/01/2049(c)	2,675	2,665,959
5.25%, 07/01/2052(c)	1,565	1,525,478
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	8,050	8,199,599
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034	2,130	2,226,968
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	2,000	2,087,893
City of Atwater CA Wastewater Revenue (City of Atwater CA Wastewater Revenue) AG Series 2017-A 5.00%, 05/01/2043	1,000	1,006,152
City of Fairfield CA (City of Fairfield CA COP) AG Series 2007 Zero Coupon, 04/01/2035	3,700	2,675,951
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2040	4,000	4,000,390
City of Irvine CA (Prerefunded - Others) Series 2018 5.00%, 09/01/2043	2,400	2,452,236
5.00%, 09/01/2048	4,250	4,342,502
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2018 5.00%, 05/15/2037	2,000	2,056,152
Series 2021 5.00%, 05/15/2030	1,365	1,452,961
5.00%, 05/15/2036	2,000	2,114,659
5.00%, 05/15/2040	2,000	2,070,712
Series 2022 3.25%, 05/15/2049	2,000	1,497,798
5.00%, 05/15/2045	1,500	1,536,786

	Principal Amount (000)	U.S. $ Value

Series 2022-A 5.00%, 05/15/2035	$3,000	$3,207,239
Series 2025 4.25%, 05/15/2041	3,320	3,221,269
5.00%, 05/15/2036	8,760	9,537,507
5.00%, 05/15/2037	5,000	5,404,246
5.00%, 05/15/2055	17,850	18,019,448
5.25%, 05/15/2045	1,100	1,165,613
5.50%, 05/15/2055	3,900	4,086,397
City of Oakland CA (City of Oakland CA) Series 2025 4.904%, 07/15/2035	1,055	1,024,710
City of Palo Alto CA (City of Palo Alto CA University Ave AD) Series 2012 5.00%, 09/02/2028	530	531,084
5.00%, 09/02/2030	745	746,391
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033	1,315	1,330,298
5.00%, 09/01/2034	1,000	1,011,270
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	640	640,262
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose Intl Airport SJC) Series 2017-A 5.00%, 03/01/2033	1,100	1,109,512
5.00%, 03/01/2034	2,000	2,016,413
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	1,000	1,018,819
5.00%, 01/01/2047	2,895	2,895,587
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	2,000	1,491,680
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	2,000	1,293,054
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	3,000	2,509,849
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(c)	1,000	677,389
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(c)	4,000	2,672,779
Compton Community College District (Compton Community College District) Series 2012-C Zero Coupon, 08/01/2031	1,900	1,620,070

	Principal Amount (000)	U.S. $ Value

Compton Community Redevelopment Agency Successor Agency (Compton Community Redevelopment Agency Successor Agency) AG Series 2022-A 5.25%, 08/01/2032	$3,500	$3,784,908
Contra Costa Community College District (Contra Costa Community College District) Series 2014-A 4.00%, 08/01/2029	2,100	2,100,896
County of Los Angeles CA Community Facilities District No. 2021-01 (County of Los Angeles CA Community Facilities District No. 2021-01 Area No. 1) Series 2022 5.00%, 09/01/2047	2,750	2,784,088
5.00%, 09/01/2052	2,500	2,506,645
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	990	990,363
5.00%, 09/01/2045	1,250	1,250,184
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2025-A 5.25%, 07/01/2041	1,000	1,075,221
5.25%, 07/01/2042	2,120	2,270,606
5.25%, 07/01/2043	425	453,365
5.25%, 07/01/2045	2,000	2,113,229
5.25%, 07/01/2055	2,500	2,557,947
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	5,000	3,576,243
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(c)	1,000	694,697
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	4,000	3,259,654
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	6,500	4,943,410
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	3,000	2,029,998
4.00%, 07/01/2058(c)	1,000	474,189
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	2,500	1,896,951
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	2,000	1,372,830
4.00%, 12/01/2056(c)	1,000	746,090
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(c)	1,000	783,748
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	2,000	1,312,306

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	$2,400	$1,939,235
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,000	690,348
4.00%, 10/01/2048(c)	3,000	2,318,991
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	1,500	1,006,820
Foothill-De Anza Community College District (Foothill-De Anza Community College District) AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,995	1,532,413
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) AG Series 2014-A Zero Coupon, 01/15/2036	1,500	1,054,681
Series 2021-C 4.00%, 01/15/2043	1,500	1,413,998
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(c)	10,000	9,673,679
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	6,470	5,847,135
Series 2021-B Zero Coupon, 06/01/2066	37,370	3,493,146
Series 2022 5.00%, 06/01/2051	11,650	11,324,761
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021 2.746%, 06/01/2034	3,175	2,763,014
3.115%, 06/01/2038	5,000	4,074,619
3.293%, 06/01/2042	2,000	1,501,868
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(c)	1,000	906,363
Inglewood Unified School District (Inglewood Unified School District) Series 2026 3.00%, 10/01/2031(c)(k)	7,070	6,996,550
Irvine Facilities Financing Authority (City of Irvine CA Community Facilities District No. 2013-3) BAM Series 2023 Zero Coupon, 09/01/2049	1,300	427,293
Zero Coupon, 09/01/2050	1,250	390,870
Irvine Unified School District (Irvine Unified School District) Series 2017-B 5.00%, 09/01/2047	995	985,753
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2035	3,630	3,903,502
5.50%, 11/15/2037	5,300	5,868,098

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023-D 5.00%, 07/01/2041	$7,830	$8,219,058
Series 2024-B 5.00%, 07/01/2038	1,640	1,751,760
Series 2024-E 5.00%, 07/01/2039	1,660	1,767,763
Series 2025-A 5.00%, 07/01/2050	5,000	5,089,662
BAM Series 2025-A 5.00%, 07/01/2053	2,000	2,031,638
Series 2025-B 5.00%, 07/01/2033	8,335	9,139,407
5.00%, 07/01/2034	3,000	3,299,301
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-B 5.00%, 07/01/2052	1,495	1,509,694
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2021-C 5.00%, 07/01/2041	1,250	1,287,286
Series 2022-B 5.00%, 07/01/2043	8,750	9,053,071
Series 2022-D 5.00%, 07/01/2047	4,550	4,647,655
Series 2025-A 5.00%, 01/01/2030	5,000	5,258,177
Series 2025-B 5.00%, 07/01/2032	1,000	1,089,418
5.00%, 07/01/2033	3,300	3,618,482
Menifee Union School District (Menifee Union School District) Series 2018 5.00%, 09/01/2043	1,000	1,008,656
5.00%, 09/01/2048	1,215	1,221,095
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	2,000	2,358,499
Series 2009-B 6.50%, 11/01/2039	13,615	16,055,485
7.00%, 11/01/2034	2,000	2,337,641
Series 2009-C 7.00%, 11/01/2034	1,000	1,168,821
Northern California Energy Authority (Pacific Life Insurance) Series 2024 5.00%, 12/01/2054	10,000	10,449,320
Orange County Community Facilities District (County of Orange CA Community Facilities District No. 2025-1 Improvement Area 1) Series 2026 5.00%, 08/15/2056	1,000	1,000,240
Palomar Health (Palomar Health Obligated Group) Series 2016-A 5.00%, 08/01/2031	1,285	1,285,399
Port of Los Angeles (Port of Los Angeles) Series 2024-2 5.00%, 08/01/2036	1,000	1,080,535
Series 2024-A 5.00%, 08/01/2031	1,000	1,079,041

	Principal Amount (000)	U.S. $ Value

5.00%, 08/01/2032	$2,000	$2,174,452
5.00%, 08/01/2034	2,060	2,258,588
Rialto Redevelopment Agency (Rialto Redevelopment Agency) Series 2018 5.00%, 09/01/2032	500	519,014
5.00%, 09/01/2033	500	518,509
5.00%, 09/01/2037	2,235	2,306,022
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 5.00%, 09/01/2052	5,200	4,939,800
Riverside County Transportation Commission (Riverside County Transportation Commission) Series 2021 4.00%, 06/01/2040	3,330	3,330,260
4.00%, 06/01/2041	1,765	1,732,639
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.177% (CME Term SOFR 3 Month + 0.55%), 06/01/2034(b)	1,360	1,335,047
3.197% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	5,375	5,034,783
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2020 5.00%, 07/01/2035	650	679,911
5.00%, 07/01/2036	500	520,235
5.00%, 07/01/2037	250	259,180
5.00%, 07/01/2038	250	258,287
5.00%, 07/01/2039	255	262,409
5.00%, 07/01/2040	250	256,650
Series 2021-B 4.00%, 07/01/2041	3,010	2,870,517
5.00%, 07/01/2034	2,000	2,121,675
5.00%, 07/01/2038	1,500	1,557,854
Series 2023 5.00%, 07/01/2043	1,185	1,224,190
5.00%, 07/01/2053	21,000	21,082,194
Series 2025 5.00%, 07/01/2034	2,500	2,723,670
5.00%, 07/01/2035	2,500	2,730,065
5.25%, 07/01/2037	2,555	2,827,459
5.25%, 07/01/2038	2,875	3,159,345
5.25%, 07/01/2050	10,000	10,351,023
5.50%, 07/01/2055	1,000	1,048,386
San Diego County Regional Transportation Commission (San Diego County Regional Transportation Commission Sales Tax) Series 2026-A 5.00%, 04/01/2044	1,000	1,095,730
San Diego Public Facilities Financing Authority (City of San Diego CA Water Utility Revenue) Series 2026-A 5.00%, 08/01/2045	1,550	1,679,569
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2033	1,000	1,001,201
5.00%, 08/01/2035	1,000	1,001,099
Series 2016-C 5.00%, 08/01/2032	1,000	1,001,237
5.00%, 08/01/2035	1,000	1,001,099

	Principal Amount (000)	U.S. $ Value

San Francisco Intl Airport (Prerefunded - US Treasuries) Series 2022-C 3.283%, 05/01/2036	$820	$761,882
San Francisco Intl Airport (San Francisco Intl Airport) Series 2021-A 5.00%, 05/01/2035	1,500	1,580,780
Series 2022-A 5.00%, 05/01/2031	5,000	5,374,480
Series 2022-C 3.283%, 05/01/2036	2,180	1,861,387
Series 2023-E 5.00%, 05/01/2028	1,000	1,032,429
5.00%, 05/01/2030	5,280	5,613,829
5.50%, 05/01/2041	5,350	5,778,057
Series 2024 5.00%, 05/01/2037	5,265	5,638,083
5.25%, 05/01/2042	10,185	10,862,850
Series 2025-D 5.00%, 05/01/2031	2,000	2,149,792
5.50%, 05/01/2055	5,500	5,773,928
Series 2025-E 5.25%, 05/01/2055	12,475	12,866,729
Series 2026-A 5.25%, 05/01/2045	1,520	1,614,929
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	3,405	3,671,811
San Mateo Union High School District (San Mateo Union High School District) Series 2026 5.00%, 09/01/2029	1,125	1,207,136
5.00%, 09/01/2031	1,345	1,492,322
5.00%, 09/01/2032	1,125	1,264,100
5.00%, 09/01/2033	1,250	1,421,703
5.00%, 09/01/2034	1,800	2,065,150
Santa Barbara Secondary High School District (Santa Barbara Secondary High School District) Series 2011-A Zero Coupon, 08/01/2036	15,395	9,932,660
Sierra Joint Community College District School Facilities District No. 2 (Sierra Joint Community College District School Facilities District No. 2) NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	4,546,495
South San Francisco Unified School District (South San Francisco Unified School District) Series 2025 5.00%, 09/01/2033	1,150	1,311,131
5.00%, 09/01/2034	1,010	1,160,345
5.00%, 09/01/2035	1,110	1,282,603
5.00%, 09/01/2036	1,015	1,164,051
5.00%, 09/01/2037	1,110	1,262,500
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	3,600	3,734,861
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033	6,280	6,575,686

	Principal Amount (000)	U.S. $ Value

Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2036	$2,160	$2,328,298
5.00%, 07/01/2041	4,925	5,181,798
5.00%, 07/01/2048	4,275	4,372,464
5.25%, 07/01/2053	8,985	9,316,880
Series 2024 5.00%, 07/01/2042	1,000	1,054,780
5.00%, 07/01/2044	1,000	1,046,151
State of California (State of California) Series 2004 5.30%, 04/01/2029	5	5,012
Series 2009 7.30%, 10/01/2039	1,205	1,339,831
7.55%, 04/01/2039	1,000	1,152,949
Series 2023 5.25%, 10/01/2050	5,000	5,290,280
5.25%, 09/01/2053	5,000	5,290,221
6.00%, 03/01/2033	8,000	8,478,310
Series 2024 5.15%, 09/01/2034	2,000	2,007,583
Series 2026 4.125%, 10/01/2051	1,000	960,337
Stockton Redevelopment Agency Successor Agency (Stockton Redevelopment Agency Successor Agency) AG Series 2016-A 5.00%, 09/01/2033	2,800	2,804,227
5.00%, 09/01/2034	1,000	1,001,412
Successor Agency to the Redev of San Francisco - Mission Bay North (Successor Agency to the Redev of San Francisco - Mission Bay North) Series 2016-A 5.00%, 08/01/2032	1,025	1,026,268
5.00%, 08/01/2034	1,105	1,106,272
5.00%, 08/01/2035	595	595,654
5.00%, 08/01/2036	775	775,798
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	10,000	1,579,809
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2019 5.00%, 06/01/2037	1,000	1,049,111
5.00%, 06/01/2048	8,795	8,731,487
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2040	1,000	1,006,635
5.00%, 10/01/2045	2,000	2,004,536
5.00%, 10/01/2049	2,200	2,184,740
University of California (University of California) Series 2023-B 4.693%, 05/15/2033	5,600	5,571,090
Series 2025-C 5.25%, 05/15/2040	1,180	1,364,610
5.50%, 05/15/2040	4,500	5,115,166
Series 2026-C 5.25%, 05/15/2040	5,000	5,782,243
5.25%, 11/15/2041	2,070	2,303,447

	Principal Amount (000)	U.S. $ Value

Upland Unified School District (Upland Unified School District) Series 2011-C Zero Coupon, 08/01/2035	$1,020	$746,161
Washington Township Health Care District (Washington Township Health Care District) Series 2017-B 5.00%, 07/01/2032	2,000	2,011,023
5.00%, 07/01/2033	1,500	1,507,351
Series 2023-B 5.25%, 08/01/2048	1,750	1,824,336
AG Series 2023-B 4.25%, 08/01/2045	1,225	1,173,579

		1,270,563,255

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(c)	1,385	1,446,241

Georgia – 0.0%
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2037	100	101,963

Guam – 1.5%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2023 5.375%, 10/01/2040	250	261,241
5.375%, 10/01/2043	1,050	1,086,333
Series 2024-A 5.25%, 10/01/2035	535	573,119
5.25%, 10/01/2036	200	213,260
5.25%, 10/01/2038	1,050	1,106,209
5.25%, 10/01/2039	1,055	1,103,751
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050	1,000	1,015,933
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	2,940	2,963,625
5.00%, 10/01/2037	1,300	1,308,961
Series 2022-A 5.00%, 10/01/2044	3,365	3,433,442
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	3,805	3,813,878
5.00%, 12/01/2030	415	415,845
5.00%, 12/01/2032	455	455,672
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	190	196,255
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,000	2,805,377

		20,752,901

	Principal Amount (000)	U.S. $ Value

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(f)(g)	$47	$5

Other – 0.3%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,345	2,796,617
Series 2022-ML13, Class ACA 2.875%, 07/25/2036	1,809	1,646,069
Series 2022-ML13, Class XCA 0.960%, 07/25/2036(d)	5,065	215,022

		4,657,708

Puerto Rico – 1.1%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,238	898,428
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(c)	2,040	2,149,929
5.00%, 07/01/2035(c)	1,945	2,023,205
Series 2021-C 3.75%, 07/01/2027(c)	1,000	983,849
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	1,000	1,013,191
NATL Series 2007-V 5.25%, 07/01/2032	1,000	999,835
5.25%, 07/01/2034	1,000	990,736
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	172	171,823
6.625%, 01/01/2028	1,313	1,307,160
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,125,534
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 4.329%, 07/01/2040	980	956,867
4.55%, 07/01/2040	90	89,085
5.00%, 07/01/2058	2,900	2,786,314

		15,495,956

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	1,010	995,146

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2049(c)	100	93,596

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.6%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(h)	$2,000	$1,784,546
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	5,505	6,023,451

		7,807,997

Total Long-Term Municipal Bonds (cost $1,360,946,464)		1,321,914,768

Short-Term Municipal Notes – 2.5%

California – 2.5%
City of Los Angeles CA (City of Los Angeles CA) Series 2026 5.00%, 06/24/2027	5,000	5,105,684
City of Oakland CA (City of Oakland CA) Series 2026 5.00%, 06/30/2027	7,500	7,660,544
City of San Diego CA (City of San Diego CA) Series 2026 5.00%, 06/30/2027	2,000	2,043,368
County of Los Angeles CA (County of Los Angeles CA) Series 2026-A 5.00%, 06/30/2027	7,500	7,661,264
County of Riverside CA (County of Riverside CA) Series 2026 5.00%, 06/30/2027	6,500	6,642,722
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.61%, 10/01/2047(c)(l)	5,000	5,000,000

Total Short-Term Municipal Notes (cost $34,142,880)		34,113,582

Total Municipal Obligations (cost $1,395,089,344)		1,356,028,350

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
California Municipal Finance Authority Series 2026-1, Class A2 4.05%, 07/20/2041 (cost $958,412)	997	891,338

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(f)(i)(j) (cost $518,457)	28,882	84,047

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(m)(n)(o) (cost $2,662,665)	2,662,665	$2,662,665

Total Investments – 99.5% (cost $1,399,228,878)(p)		1,359,666,400
Other assets less liabilities – 0.5%		6,574,808

Net Assets – 100.0%		$1,366,241,208

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.12%	USD	18,414	$(1,503,053)	$(670,721)	$(832,332)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	25,000	10/15/2029	2.485%	CPI#	Maturity	$337,862	$–	$337,862
USD	22,000	10/15/2030	2.615%	CPI#	Maturity	98,728	–	98,728

						$436,590	$–	$436,590

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	$(148,227)	$–	$(148,227)
USD	11,500	10/15/2030	1 Day SOFR	4.092%	Annual	1,912	–	1,912
USD	9,700	10/15/2030	1 Day SOFR	4.082%	Annual	(2,668)	–	(2,668)
USD	12,180	03/25/2033	1 Day SOFR	3.774%	Annual	(311,651)	–	(311,651)
USD	18,400	07/15/2033	1 Day SOFR	3.929%	Annual	(330,078)	–	(330,078)
USD	23,500	09/25/2035	3.587%	1 Day SOFR	Annual	1,315,882	–	1,315,882

						$525,170	$–	$525,170

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	12,620	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$679,888	$–	$679,888

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $241,444,885 or 17.7% of net assets.

(d)	IO - Interest Only.
(e)	When-Issued or delayed delivery security.
(f)	Non-income producing security.
(g)	Defaulted.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.33% of net assets as of July 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	04/22/2016	$2,331,722	$1,237,094	0.09%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051	04/22/2016 - 10/25/2017	2,917,233	1,548,362	0.11%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	2,000,000	1,784,546	0.13%

(i)	Fair valued by the Adviser.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	The rate shown represents the 7-day yield as of period end.
(n)	Affiliated investments.
(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,479,233 and gross unrealized depreciation of investments was $(50,903,116), resulting in net unrealized depreciation of $(39,423,883).

As of July 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.0% and 0.0%, respectively.

Glossary:

AD – Assessment District

AG – Assured Guaranty Inc.

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

DOT – Department of Transportation

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB California Portfolio

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$1,319,129,312	$2,785,456	$1,321,914,768
Short-Term Municipal Notes	-0-	34,113,582	-0-	34,113,582
Commercial Mortgage-Backed Securities	-0-	891,338	-0-	891,338
Preferred Stocks	-0-	-0-	84,047	84,047
Short-Term Investments	2,662,665	-0-	-0-	2,662,665

Total Investments in Securities	2,662,665	1,354,134,232	2,869,503	1,359,666,400
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	436,590	-0-	436,590
Centrally Cleared Interest Rate Swaps	-0-	1,317,794	-0-	1,317,794
Interest Rate Swaps	-0-	679,888	-0-	679,888
Liabilities:
Centrally Cleared Credit Default Swaps	-0-	(1,503,053)	-0-	(1,503,053)
Centrally Cleared Interest Rate Swaps	$-0-	$(792,624)	$-0-	$(792,624)

Total	$2,662,665	$1,354,272,827	$2,869,503	$1,359,804,995

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the two months ended July 31, 2026 is as follows:

Fund	Market Value 5/31/2026 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$8,890	$89,505	$95,732	$2,663	$108